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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

VIA EDGAR
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Securities and Exchange Commission                            May 3, 2006
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: LAUDUS VARIABLE INSURANCE TRUST (FILE NOS. 333-50529 AND 811-08759) The Laudus Rosenberg VIT Value Long/Short Equity Fund
         Post-Effective Amendment No. 13

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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated April 30, 2006, for the above-named fund that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment No. 13, as referenced above, for the above-named Trust.

Sincerely,


/s/ Shelley Harding-Riggen
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Shelley Harding-Riggen
Corporate Counsel
Charles Schwab Investment Management, Inc.